                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2004


Effective August 16, 2004, the supplement dated June 14, 2004 is hereby amended and restated as follows:

ADDITIONAL INVESTMENT OPTIONS

Effective August 16, 2004 the following portfolios will be added as available investment options under the contract. Each of these portfolios, which are series of Scudder Variable Series II, is a fund of funds which invests in other Scudder portfolios. The investment adviser for each portfolio is Deutsche Investment Management Americas Inc., which is part of Deutsche Asset Management.

Scudder Conservative Income Strategy seeks current income and, as a secondary objective, long-term growth of capital.

Scudder Income & Growth Strategy seeks a balance of current income and long-term growth of capital with an emphasis on current income.

Scudder Growth & Income Strategy seeks a balance of long-term growth of capital and current income with an emphasis on growth of capital.

Scudder Growth Strategy seeks long-term growth of capital.


GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
The disclosure under "General Information About Us, The Variable Account and the Portfolios - The Manufacturers Life Insurance Company of New York" is amended to indicate that the Fitch rating is the "2nd category of 24", not the "2nd category of 22" as currently stated.


OPTIONAL BENEFITS

GUARANTEED RETIREMENT INCOME BENEFIT
For applications received on or after June 14, 2004, the Guaranteed Retirement Income Benefit ("GRIB II") is no longer available for purchase.

GUARANTEED PRINCIPAL PLUS
The optional Guaranteed Principal Plus ("GPP") rider provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:

         o GPP is available for sale in the state where the contract is sold;

         o        you have not selected a GRIB rider;

         o your entire contract value is invested in accordance with the investment options available with GPP;

         o your contract is not issued as a Tax Sheltered Annuity, described in Section 403(b) of the Code; and

         o the oldest owner has not yet attained age 81 (for Qualified contracts only).

We reserve the right to accept or refuse to issue GPP at our sole discretion. Once GPP is elected, its effective date will be the Contract Date and it is irrevocable. If you elect GPP, there is an additional annual fee of 0.30% (as a percentage of Adjusted GWB). (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value (see "GPP Fee" below).

THE ADDITION OF GPP TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, GPP CONTAINS AGE CAPS AND LIMITATIONS THAT LIMIT A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF GPP, ESPECIALLY AT OLDER AGES.

Prior to discussing how GPP works, it is important for you to understand the following definitions:

Guaranteed Withdrawal   o The total amount available for future periodic withdrawals under GPP.
  Balance "GWB"         o The initial GWB is equal to your initial payment(s).

Guaranteed Withdrawal   o The amount guaranteed to be available each contract year for withdrawal
  Amount "GWA"            under GPP until the GWB is depleted.
                        o The initial GWA is equal to 5% of the initial GWB.

GPP guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of GPP:

         o If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

         o If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

         o If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under GPP to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

         o If you choose to make withdrawals up to the Life Expectancy Amount, as defined under GPP, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

         o If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of GPP, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under GPP will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under GPP will reduce the Death Benefit like any other withdrawal. (See Death Benefit During Accumulation Period). If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

SINCE THE BENEFIT OF GPP IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF GPP MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING GPP, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH GPP.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

         (a)      exceed $100,000 or

         (b) cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add GPP to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing GPP. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the GPP fee will be based on the Stepped-Up value and we reserve the right to increase the GPP fee. (See "GPP Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

         (a)      the contract value immediately after the withdrawal; or

         (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

         (a)      the GWA immediately prior to the purchase payment; or

         (b)      the lesser of:

                  (i)      5% of the GWB immediately after the purchase payment;
                           or

                  (ii) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

         (a)      the GWA immediately prior to the Bonus; or

         (b)      5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

         (a)      the GWA immediately prior to the Step-Up of the GWB; or

         (b)      5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

         (a)      the GWA immediately prior to the withdrawal; or

         (b)      5% of the greater of:

                  (i)      the contract value immediately after the withdrawal;
                           or

                  (ii)     the GWB immediately after the withdrawal.

Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of GPP, Life Expectancy Distributions are distributions within a calendar year that:

         (a) are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

         (b)      are paid to the owner:

                  (i) pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

                  (ii) pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

                  (iii) as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or
                           Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

         (c) do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

         (a) the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

         (b) the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

         (a) the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 1/2 Distributions and Required Minimum Distributions); or

         (b) the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.

THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER GPP IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF MAY 10, 2004 APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER GPP MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING GPP.

SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then GPP will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The GPP fee will not be deducted during GPP's settlement phase.

During GPP's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. You may choose among the frequencies that we make available at that time. If any owner dies during GPP's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in GPP's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, GPP will continue. If GPP continues, the GPP fee will continue. (See "GPP Fee.") In this scenario, the Beneficiary does not have the option to terminate the GPP rider. If GPP continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. For purposes of subsequent calculation of the GWA and the GWB, Death Benefit distributions will be treated as withdrawals. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.") Note that some methods of Death Benefit distribution may result in distribution amounts in excess of both the GWA and the Life Expectancy Distributions. In such cases, the GWB may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this rider. (See "Calculation of GWB - Effect of Withdrawals" and Calculation of GWA - Effect of Withdrawals".)

INVESTMENT OPTIONS.

Effective August 16, 2004 the following portfolios will be added as available investment options for applications that elect the optional Guaranteed Principal Plus ("GPP") rider and for existing contracts that elected the GPP rider. (Effective June 1, 2004, the Scudder Money Market Portfolio was also added as an available investment option):

Scudder Conservative Income Strategy
Scudder Income & Growth Strategy
Scudder Growth & Income Strategy
Scudder Growth Strategy
 (together with the Scudder Money Market Portfolio, referred to as the "Portfolios")

All investment options may not be available through all distribution partners.

For applications received on or after August 16, 2004, that elect the optional GPP rider, during the entire period GPP is in effect, 100% of the contract value must be allocated to one or more of these five Portfolios. You may use our Dollar Cost Averaging ("DCA") program (if available) to dollar cost average from the DCA fixed account investment option or the Money Market portfolio to the Portfolios.

Effective August 16, 2004, none of the Model Allocations currently available with GPP (see "Model Allocations Available with GPP" below) will be available for transfers or purchase payments. For contracts issued prior to August 16, 2004:

         a) You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the Portfolios provided 100% of your contract value is transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.

         b) If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and new payments may be allocated to such Model Allocation.

         c) If you are currently participating in our DCA program (by transferring from the DCA fixed account investment option into your particular Model Allocation), such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the Portfolios provided 100% of such monies are transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH GPP IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Model Allocations. The following eight Model Allocations are available with GPP for contract issued prior to August 16, 2004 as noted above. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.

                                             PERCENTAGE
         MODEL ALLOCATION NAME              OF ALLOCATION                PORTFOLIO NAME
----------------------------------------    -------------     ------------------------------------
SCUDDER CONSERVATIVE INCOME STRATEGY                64.00%    Scudder Fixed Income
                                                     5.00%    Scudder High Income
                                                     5.00%    Scudder Strategic Income
                                                     3.00%    Scudder International
                                                     3.00%    SVS Eagle Focused Large Cap Growth
                                                     3.00%    SVS Janus Growth And Income
                                                     3.00%    SVS MFS Strategic Value
                                                     2.00%    Scudder Blue Chip
                                                     2.00%    Scudder Growth And Income
                                                     2.00%    Scudder Real Estate Securities
                                                     1.00%    Scudder Large Cap Value
                                                     1.00%    Scudder Global Discovery
                                                     1.00%    Scudder Growth
                                                     1.00%    Scudder International Select Equity
                                                     1.00%    Scudder Small Cap Growth
                                                     1.00%    SVS Davis Venture Value
                                                     1.00%    SVS Dreman High Return Equity
                                                     1.00%    SVS Dreman Small Cap Value

SCUDDER GROWTH STRATEGY                             14.00%    Scudder International
                                                    13.00%    SVS MFS Strategic Value
                                                    11.00%    Scudder Fixed Income
                                                    10.00%    SVS Eagle Focused Large Cap Growth
                                                     8.00%    SVS Davis Venture Value
                                                     6.00%    Scudder Growth And Income
                                                     5.00%    Scudder Blue Chip
                                                     5.00%    SVS Janus Growth And Income
                                                     4.00%    Scudder Growth
                                                     4.00%    Scudder Real Estate Securities
                                                     3.00%    Scudder Large Cap Value
                                                     3.00%    SVS Dreman High Return Equity
                                                     3.00%    SVS Dreman Small Cap Value
                                                     3.00%    SVS Oak Strategic Equity
                                                     2.00%    Scudder Global Discovery
                                                     2.00%    Scudder International Select Equity
                                                     2.00%    Scudder Small Cap Growth
                                                     1.00%    Scudder High Income
                                                     1.00%    Scudder Strategic Income

SCUDDER GROWTH & INCOME STRATEGY                    32.00%    Scudder Fixed Income
                                                     9.00%    Scudder International

                                             PERCENTAGE
         MODEL ALLOCATION NAME              OF ALLOCATION                PORTFOLIO NAME
----------------------------------------    -------------     ------------------------------------
                                                     9.00%    SVS MFS Strategic Value
                                                     7.00%    SVS Eagle Focused Large Cap Growth
                                                     4.00%    Scudder Blue Chip
                                                     4.00%    Scudder Growth And Income
                                                     4.00%    SVS Davis Venture Value
                                                     4.00%    SVS Janus Growth And Income
                                                     3.00%    Scudder Large Cap Value
                                                     3.00%    Scudder Growth
                                                     3.00%    Scudder High Income
                                                     3.00%    Scudder Real Estate Securities
                                                     3.00%    SVS Oak Strategic Equity
                                                     2.00%    Scudder Global Discovery
                                                     2.00%    Scudder International Select Equity
                                                     2.00%    Scudder Small Cap Growth
                                                     2.00%    Scudder Strategic Income
                                                     2.00%    SVS Dreman High Return Equity
                                                     2.00%    SVS Dreman Small Cap Value

SCUDDER INCOME & GROWTH STRATEGY                    46.00%    Scudder Fixed Income
                                                     7.00%    SVS MFS Strategic Value
                                                     6.00%    Scudder International
                                                     6.00%    SVS Eagle Focused Large Cap Growth
                                                     4.00%    Scudder High Income
                                                     4.00%    SVS Janus Growth And Income
                                                     3.00%    Scudder Blue Chip
                                                     3.00%    Scudder Growth And Income
                                                     3.00%    Scudder Strategic Income
                                                     3.00%    SVS Davis Venture Value
                                                     2.00%    Scudder Large Cap Value
                                                     2.00%    Scudder Global Discovery
                                                     2.00%    Scudder Growth
                                                     2.00%    Scudder International Select Equity
                                                     2.00%    Scudder Real Estate Securities
                                                     2.00%    SVS Dreman High Return Equity
                                                     2.00%    SVS Dreman Small Cap Value
                                                     1.00%    Scudder Small Cap Growth

GROWTH FOCUS                                        40.00%    Scudder Fixed Income
                                                    15.00%    Scudder Capital Growth
                                                    15.00%    SVS Eagle Focused Large Cap Growth
                                                    15.00%    SVS Janus Growth And Income
                                                    15.00%    SVS Oak Strategic Equity

SECTOR FOCUS                                        40.00%    Scudder Fixed Income
                                                    15.00%    Scudder Health Sciences
                                                    15.00%    Scudder Real Estate Securities
                                                    15.00%    Scudder Technology Growth
                                                    15.00%    SVS Dreman Financial Services

US ALL-CAPITALIZATION                               40.00%    Scudder Fixed Income
                                                    15.00%    Scudder Capital Growth
                                                    15.00%    Scudder Small Cap Growth
                                                    15.00%    SVS MFS Strategic Value
                                                    15.00%    SVS Turner Mid Cap Growth

VALUE FOCUS                                         40.00%    Scudder Fixed Income

                                             PERCENTAGE
         MODEL ALLOCATION NAME              OF ALLOCATION                PORTFOLIO NAME
----------------------------------------    -------------     ------------------------------------
                                                    15.00%    Scudder Large Cap Value
                                                    15.00%    SVS Davis Venture Value
                                                    15.00%    SVS Dreman High Return Equity
                                                    15.00%    SVS MFS Strategic Value

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH GPP THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THIS PROSPECTUS AS WELL AS THE PORTFOLIO'S PROSPECTUS. THE PORTFOLIO'S PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

TERMINATION. The owner may not terminate the GPP rider. However, GPP will terminate automatically upon the earliest of:

         a)       depletion of the GWB;

         b)       the Maturity Date;

         c) when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

         d) depletion of the contract value, unless GPP is in its Settlement Phase; or

         e)       termination of the contract.

GPP FEE. To compensate us for assuming risks associated with GPP, we charge an annual fee on each Contract Anniversary. The GPP fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-Up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The GPP fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The GPP fee will not be deducted during GPP's settlement phase or after the Maturity Date.

WE RESERVE THE RIGHT TO INCREASE THE GPP FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN NO EVENT WILL THE GPP FEE EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the GPP fee from the amount otherwise payable. The GPP fee will be determined based on the Adjusted GWB. For purposes of determining the GPP fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues, for purposes of this "GPP Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

EXAMPLES

Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                                                                   GWB ON
                      PURCHASE                            WITHDRAWAL                              CONTRACT
 CONTRACT YEAR        PAYMENTS             GWA               TAKEN              BONUS            ANNIVERSARY
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
   At issue                100,000                                                                     100,000
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
     1                           0              5,000              5,000                  0             95,000
     2                           0              5,000              5,000                  0             90,000
     3                           0              5,000              5,000                  0             85,000
     4                           0              5,000              5,000                  0             80,000
     5                           0              5,000              5,000                  0             75,000
    10                           0              5,000              5,000                  0             50,000
    20                           0              5,000              5,000                  0                  0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                                       GWA AFTER                                             GWB ON
                     PURCHASE          PURCHASE         WITHDRAWAL                          CONTRACT
CONTRACT YEAR        PAYMENTS           PAYMENT           TAKEN             BONUS          ANNIVERSARY
--------------    --------------    --------------    --------------    --------------    --------------
   At issue              100,000                                                                 100,000
--------------    --------------    --------------    --------------    --------------    --------------
     1                         0             5,000                 0             5,000           105,000
     2                    10,000             5,750                 0             5,500           120,500
     3                         0             6,025             6,025                 0           114,475
     4                         0             6,025                 0             5,500           119,975
     5                         0             6,025                 0             5,500           125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                                        HYPOTHETICAL
                                      GWA AFTER                        CONTRACT VALUE                          GWB ON
                     PURCHASE         PURCHASE          WITHDRAWAL       ON CONTRACT                          CONTRACT
 CONTRACT YEAR       PAYMENTS          PAYMENT            TAKEN          ANNIVERSARY          BONUS          ANNIVERSARY
--------------    --------------    --------------    --------------   ---------------    --------------    --------------
   At issue              100,000                                                                                   100,000
--------------    --------------    --------------    --------------   ---------------    --------------    --------------
     1                         0             5,000             5,000           101,700                 0            95,000
     2                         0             5,000             5,000           103,534                 0            90,000
     3                         0             5,000             5,000           105,511                 0           105,781*
     4                         0             5,289             5,289            94,629                 0           100,492
     5                         0             5,289            10,000            79,596                 0            79,898*

----------
* Steps-Up or resets to contract value before the GPP fee is deducted.


                 THE DATE OF THIS SUPPLEMENT IS AUGUST 16, 2004


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